12 Months Ended
Feb. 27, 2015

BLACKROCK LIQUIDITY FUNDS

TempCash

(the "Fund")

Supplement dated July 28, 2015 to the Prospectuses of the Fund dated February 27, 2015

Effective as of the opening of business on October 1, 2015, the following changes are made to each of the Fund's Prospectuses:

The first paragraph in the section in the prospectus captioned "Fund Overview — Key Facts About TempCash — Principal Investment Strategies of the Fund" is hereby deleted and replaced in its entirety with the following:

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will maintain a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.